Capital and Reserves - Narrative (Details) - Treasury stock - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	8 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Statement [Line Items]
Repurchase of common stock (in shares)			3,558,093
Repurchase of common stock			$ 60,079
“Class E”
Statement [Line Items]
Repurchase of common stock (in shares)		3,558,093	3,558,093
Repurchase of common stock	$ 60,000		$ 60,079
Weighted average share price		$ 16.86